Stock Option Plan - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended					12 Months Ended		12 Months Ended		89 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employees and consultants	Dec. 31, 2011 New President and Chief Executive Officer	Dec. 31, 2011 New Chief Medical Officer	Dec. 31, 2011 Maximum	Dec. 31, 2011 Maximum Employees and consultants	Dec. 31, 2011 Minimum	Dec. 31, 2011 Minimum Employees and consultants	Dec. 31, 2012 2005 Plan	Dec. 31, 2011 2005 Plan	Dec. 31, 2012 2005 Plan	Apr. 25, 2011 2005 Plan	Jun. 03, 2008 2005 Plan	Dec. 31, 2012 2005 Plan Maximum	Dec. 31, 2012 2005 Plan Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan		4,009,345												7,000,000	2,990,655
Term of stock options granted under 2005 Plan (in years)	10 years
Stock option vesting period																4 years	3 years
Shares available for future grants and awards under plan	901,290	51,601	1,077,352
Fair value of options vested under 2005 Plan											$ 863,892	$ 443,507	$ 3,218,757
Total unrecognized estimated compensation cost related to stock options	$ 1,100,000
Total unrecognized estimated compensation cost related to stock options, recognition period	1 year 6 months
Options granted under the Plan		5,054,317		5,054,317	2,354,379	1,750,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price					$ 1.00	$ 1.00		$ 2.42		$ 1.00
Expected Term				10 years	10 years	10 years	10 years		5 years